Note 18 - Preferred shares (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2014	-	-	-	-
Issuance of preferred shares from private placement net of issuance costs	30,700	29,000,000		29,000,000
Dividends declared	1,440		1,440,100	1,440,100
Balance, December 31, 2014	32,140	29,000,000	1,400,100	30,440,100
Dividends declared	1,639		1,639,149	1,639,149
Balance, December 31, 2015	33,779	29,000,000	3,039,249	32,079,249